Allowance for Credit Losses on Loans	12 Months Ended
Mar. 31, 2023
Statement [Line Items]
Allowance for credit losses on loans
5. Allowance for credit losses on loans
Changes in Allowance for credit losses on loans by portfolio segment for the fiscal years ended March 31, 2021, 2022 and 2023 are shown below:

	Domestic
	Corporate	Retail	Sovereign	Banks and other financial institutions	Foreign (2)	Total

	(in millions of yen)

2021
Balance at beginning of fiscal year	305,458	23,219	88	1,514	110,576	440,855

April 1, 2020 adoption of CECL	63,500	74,014	79	705	17,457	155,755

Adjusted balance at beginning of fiscal year	368,958	97,233	167	2,219	128,033	596,610

Provision (credit) for credit losses on loans	143,766	(8,558)	(99)	(1,596)	(20,737)	112,776

Charge-offs	(33,625)	(6,802)	—	—	(38,374)	(78,801)

Recoveries	2,321	1,298	—	—	10,316	13,935

Net charge-offs	(31,304)	(5,504)	—	—	(28,058)	(64,866)

Others (1)	—	—	—	—	6,329	6,329

Balance at end of fiscal year	481,420	83,171	68	623	85,567	650,849

2022
Balance at beginning of fiscal year	481,420	83,171	68	623	85,567	650,849

Provision (credit) for credit losses on loans	144,998	(6,895)	(6)	(227)	49,729	187,599

Charge-offs (3)	(32,530)	(4,166)	—	—	(23,144)	(59,840)

Recoveries	7,618	1,304	—	—	9,832	18,754

Net charge-offs	(24,912)	(2,862)	—	—	(13,312)	(41,086)

Others (1)	—	—	—	42	12,413	12,455

Balance at end of fiscal year	601,506	73,414	62	438	134,397	809,817

2023
Balance at beginning of fiscal year	601,506	73,414	62	438	134,397	809,817

Provision (credit) for credit losses on loans	51,551	(5,413)	(9)	432	44,287	90,848

Charge-offs (3)	(153,014)	(5,664)	—	—	(68,772)	(227,450)

Recoveries	5,858	1,204	—	—	3,414	10,476

Net charge-offs	(147,156)	(4,460)	—	—	(65,358)	(216,974)

Others (1)	—	—	—	—	17,268	17,268

Balance at end of fiscal year	505,901	63,541	53	870	130,594	700,959

Notes:
(1)	Others includes primarily foreign exchange translation.
(2)	The majority of total foreign consist of corporate.
(3)
Charge-offs increased from ¥
59,840
 million
for the fiscal year ended March 31, 2022
to ¥
227,450

million for the fiscal year ended March 31, 2023 due mainly to a debt waiver to a domestic corporate borrower
.